UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)
Long Positions 130.2%
Common Stocks 123.8%
Consumer Discretionary 16.2%
Auto Components 0.4%
Federal-Mogul Corp.* (a)	200	3,276
Goodyear Tire & Rubber Co.* (a)	900	12,006
TRW Automotive Holdings Corp.* (a)	400	9,212

		24,494
Automobiles 1.3%
Ford Motor Co.* (a)	8,400	91,056
Diversified Consumer Services 0.9%
Corinthian Colleges, Inc.* (a)	4,300	60,200
Hotels Restaurants & Leisure 2.3%
Caribou Coffee Co., Inc.* (a)	2,600	18,798
Cracker Barrel Old Country Store, Inc. (a)	1,800	66,528
McDonald's Corp. (a)	100	6,243
Panera Bread Co. "A"* (a)	200	14,284
Starbucks Corp.* (a)	2,200	47,938

		153,791
Household Durables 1.9%
American Greetings Corp. "A"	900	16,632
Beazer Homes USA, Inc.* (a)	7,900	30,810
Garmin Ltd. (a)	2,500	80,775

		128,217
Internet & Catalog Retail 2.5%
Amazon.com, Inc.* (a)	1,000	125,410
Expedia, Inc.* (a)	200	4,282
Priceline.com, Inc.* (a)	200	39,070

		168,762
Media 1.5%
Comcast Corp. "A" (a)	900	13,626
McGraw-Hill Companies, Inc. (a)	300	10,635
Scripps Networks Interactive "A" (a)	1,500	64,050
Virgin Media, Inc. (a)	1,000	14,190

		102,501
Multiline Retail 1.8%
Dillard's, Inc. "A"	4,300	71,208
Macy's, Inc. (a)	1,600	25,488
Nordstrom, Inc. (a)	800	27,632

		124,328
Specialty Retail 2.7%
Aaron's, Inc. (a)	100	2,786
Barnes & Noble, Inc. (a)	3,200	55,936
Office Depot, Inc.* (a)	9,600	54,528
OfficeMax, Inc.* (a)	1,900	24,643
Penske Automotive Group, Inc.* (a)	1,900	26,714
Ross Stores, Inc. (a)	400	18,372
Signet Jewelers Ltd.* (a)	100	2,736

		185,715
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. (a)	800	27,904
Liz Claiborne, Inc.* (a)	6,100	29,707

		57,611
Consumer Staples 8.9%
Beverages 1.7%
Coca-Cola Enterprises, Inc. (a)	2,500	50,475
Coca-Cola Femsa, SAB de CV (ADR) (a)	600	37,146
PepsiCo, Inc. (a)	500	29,810

		117,431
Food & Staples Retailing 1.2%
SUPERVALU, Inc. (a)	1,300	19,123
Wal-Mart Stores, Inc. (a)	1,100	58,773

		77,896
Food Products 2.4%
Archer-Daniels-Midland Co. (a)	2,700	80,919
Campbell Soup Co. (a)	300	9,933
Tyson Foods, Inc. "A" (a)	5,400	74,628

		165,480
Household Products 2.5%
Colgate-Palmolive Co. (a)	1,300	104,039
Kimberly-Clark Corp. (a)	1,100	65,329

		169,368
Personal Products 1.1%
Herbalife Ltd. (a)	1,400	54,390
Mead Johnson Nutrition Co. "A" (a)	400	18,092

		72,482
Energy 8.5%
Energy Equipment & Services 4.2%
Core Laboratories NV (a)	700	81,865
FMC Technologies, Inc.* (a)	200	10,634
Helmerich & Payne, Inc. (a)	300	12,549
National-Oilwell Varco, Inc. (a)	900	36,810
Oceaneering International, Inc.* (a)	900	49,230
Patterson-UTI Energy, Inc. (a)	400	6,144
Rowan Companies, Inc.* (a)	1,000	21,480
Schlumberger Ltd. (a)	300	19,038
Transocean Ltd.* (a)	500	42,370

		280,120
Oil, Gas & Consumable Fuels 4.3%
Chesapeake Energy Corp.	2,000	49,560
ConocoPhillips (a)	1,600	76,800
Forest Oil Corp.* (a)	300	7,236
Mariner Energy, Inc.* (a)	200	2,890
Newfield Exploration Co.* (a)	1,600	78,304
Peabody Energy Corp. (a)	300	12,636
Teekay Corp. (a)	2,400	59,904
Total SA (ADR) (a)	100	5,759

		293,089
Financials 7.3%
Capital Markets 3.0%
BlackRock, Inc. (a)	300	64,146
Invesco Ltd. (a)	300	5,790
State Street Corp. (a)	500	21,440
T. Rowe Price Group, Inc. (a)	600	29,772
The Goldman Sachs Group, Inc. (a)	360	53,539
Waddell & Reed Financial, Inc. "A" (a)	900	28,197

		202,884
Consumer Finance 1.9%
American Express Co. (a)	800	30,128
AmeriCredit Corp.* (a)	1,400	29,358
Capital One Financial Corp. (a)	1,900	70,034

		129,520
Diversified Financial Services 2.0%
Bank of America Corp. (a)	7,100	107,778
CME Group, Inc.	100	28,682

		136,460
Insurance 0.3%
Marsh & McLennan Companies, Inc. (a)	700	15,092
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"* (a)	629	7,737
Health Care 22.5%
Biotechnology 4.7%
Alexion Pharmaceuticals, Inc.* (a)	100	4,637
Amgen, Inc.* (a)	1,200	70,176
Gilead Sciences, Inc.* (a)	3,900	188,253
Medivation, Inc.* (a)	1,700	56,593

		319,659
Health Care Equipment & Supplies 1.2%
Baxter International, Inc. (a)	500	28,795
Hill-Rom Holdings, Inc. (a)	1,800	42,066
Hospira, Inc.* (a)	200	10,128

		80,989
Health Care Providers & Services 10.8%
AmerisourceBergen Corp. (a)	2,700	73,602
Community Health Systems, Inc.* (a)	1,500	48,930
Coventry Health Care, Inc.* (a)	2,400	54,912
Health Management Associates, Inc. "A"* (a)	10,400	69,056
Humana, Inc.* (a)	600	29,172
Kindred Healthcare, Inc.* (a)	3,500	59,185
McKesson Corp. (a)	1,800	105,876
Medco Health Solutions, Inc.* (a)	1,900	116,812
Tenet Healthcare Corp.* (a)	8,400	46,536
UnitedHealth Group, Inc. (a)	2,000	66,000
WellCare Health Plans, Inc.* (a)	1,900	59,242

		729,323
Pharmaceuticals 5.8%
Abbott Laboratories (a)	1,700	89,998
Allergan, Inc. (a)	1,100	63,250
Eli Lilly & Co. (a)	900	31,680
Johnson & Johnson (a)	1,100	69,146
Pfizer, Inc. (a)	5,000	93,300
Valeant Pharmaceuticals International* (a)	1,300	43,511

		390,885
Industrials 13.5%
Aerospace & Defense 1.1%
Lockheed Martin Corp. (a)	1,000	74,520
Air Freight & Logistics 1.5%
United Parcel Service, Inc. "B" (a)	1,800	103,986
Airlines 0.2%
Copa Holdings SA "A" (a)	300	15,594
Commercial Services & Supplies 1.0%
R.R. Donnelley & Sons Co. (a)	3,300	65,406
Construction & Engineering 2.8%
Dycom Industries, Inc.* (a)	6,300	51,471
Fluor Corp. (a)	1,000	45,340
Jacobs Engineering Group, Inc.* (a)	100	3,779
Shaw Group, Inc.* (a)	2,700	87,183

		187,773
Industrial Conglomerates 1.4%
3M Co. (a)	300	24,147
Carlisle Companies, Inc. (a)	2,000	67,040

		91,187
Machinery 3.2%
Navistar International Corp.* (a)	1,600	59,184
Oshkosh Corp. (a)	1,000	36,070
Tata Motors Ltd. (ADR) (a)	4,200	61,446
Timken Co. (a)	2,800	62,748

		219,448
Professional Services 1.0%
Manpower, Inc. (a)	1,300	67,327
Road & Rail 0.5%
Ryder System, Inc. (a)	1,000	36,400
Trading Companies & Distributors 0.8%
WESCO International, Inc.* (a)	1,900	52,668
Information Technology 33.8%
Communications Equipment 3.0%
Cisco Systems, Inc.* (a)	3,000	67,410
Harris Corp. (a)	1,300	55,796
QUALCOMM, Inc. (a)	2,100	82,299

		205,505
Computers & Peripherals 9.6%
Apple, Inc.* (a)	1,366	262,436
Dell, Inc.* (a)	1,200	15,480
Hewlett-Packard Co. (a)	300	14,121
International Business Machines Corp. (a)	1,300	159,107
NCR Corp.* (a)	1,100	13,167
Seagate Technology (a)	4,900	81,977
Teradata Corp.* (a)	1,100	30,767
Western Digital Corp.* (a)	1,800	68,382

		645,437
Electronic Equipment, Instruments & Components 6.5%
Arrow Electronics, Inc.* (a)	2,600	68,302
Avnet, Inc.* (a)	2,700	71,388
Flextronics International Ltd.* (a)	13,300	84,322
Ingram Micro, Inc. "A"* (a)	3,000	50,700
Jabil Circuit, Inc. (a)	4,400	63,712
SYNNEX Corp.* (a)	400	10,588
Tech Data Corp.* (a)	800	32,600
Vishay Intertechnology, Inc.* (a)	8,000	60,320

		441,932
Internet Software & Services 2.9%
Google, Inc. "A"* (a)	369	195,356
IT Services 5.2%
Accenture PLC "A" (a)	500	20,495
Cognizant Technology Solutions Corp. "A"* (a)	2,100	91,686
Computer Sciences Corp.* (a)	900	46,170
Global Payments, Inc.	1,300	57,850
Patni Computer Systems Ltd. (ADR) (a)	3,400	65,178
SAIC, Inc.* (a)	3,700	67,821

		349,200
Semiconductors & Semiconductor Equipment 1.8%
Marvell Technology Group Ltd.* (a)	600	10,458
Micron Technology, Inc.* (a)	6,400	55,808
Texas Instruments, Inc. (a)	2,500	56,250

		122,516
Software 4.8%
Microsoft Corp. (a)	7,000	197,260
Oracle Corp. (a)	1,800	41,508
Symantec Corp.* (a)	5,000	84,750

		323,518
Materials 9.8%
Chemicals 5.7%
Ashland, Inc. (a)	2,000	80,820
Cabot Corp. (a)	1,300	33,514
Cytec Industries, Inc. (a)	1,900	70,889
Eastman Chemical Co. (a)	1,100	62,183
Lubrizol Corp. (a)	900	66,321
NewMarket Corp.	200	18,044
W.R. Grace & Co.* (a)	2,300	54,924

		386,695
Containers & Packaging 0.5%
Temple-Inland, Inc. (a)	1,900	33,003
Metals & Mining 2.4%
ArcelorMittal (NY Registered Shares) (a)	700	27,076
BHP Billiton Ltd. (ADR) (a)	300	20,811
Freeport-McMoRan Copper & Gold, Inc. (a)	1,100	73,359
Goldcorp, Inc. (a)	300	10,188
Walter Energy, Inc. (a)	400	25,968

		157,402
Paper & Forest Products 1.2%
International Paper Co. (a)	3,600	82,476
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.2%
AT&T, Inc. (a)	2,500	63,400
Verizon Communications, Inc. (a)	2,800	82,376

		145,776
Wireless Telecommunication Services 0.5%
United States Cellular Corp.* (a)	1,000	36,570
Utilities 0.6%
Independent Power Producers & Energy Traders
Mirant Corp.* (a)	2,700	37,989

Total Common Stocks (Cost $7,834,110)		8,362,774

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.6%
US Treasury Obligation
US Treasury Bill, 0.05% **, 3/18/2010 (b) (Cost $39,999)	40,000	39,998

	Shares	Value ($)
Cash Equivalents 5.8%
Central Cash Management Fund, 0.17% (c) (Cost $396,125)	396,125	396,125

	% of Net Assets	Value ($)

Total Long Positions (Cost $8,270,234) †	130.2	8,798,897
Other Assets and Liabilities, Net	(10.4)	(705,114)
Securities Sold Short	(19.8)	(1,337,747)

Net Assets	100.0	6,756,036

†
The cost for federal income tax purposes was $8,533,737.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $265,160.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $778,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $513,270.

	Shares	Value ($)
Common Stocks Sold Short 19.8%
Consumer Discretionary 3.0%
Auto Components 0.7%
BorgWarner, Inc.	1,300	45,617
Automobiles 0.3%
Harley-Davidson, Inc.	800	18,192
Diversified Consumer Services 0.1%
Weight Watchers International, Inc.	200	5,772
Hotels Restaurants & Leisure 1.3%
MGM MIRAGE	3,800	42,028
Starwood Hotels & Resorts Worldwide, Inc.	1,000	33,320
Wendy's/Arby's Group, Inc. "A"	2,800	12,908

		88,256
Household Durables 0.1%
Harman International Industries, Inc.	300	10,665
Specialty Retail 0.2%
Jos. A. Bank Clothiers, Inc.	300	12,573
Textiles, Apparel & Luxury Goods 0.3%
Crocs, Inc.	2,600	19,110
Consumer Staples 0.6%
Food & Staples Retailing
CVS Caremark Corp.	1,200	38,844
Energy 0.9%
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.	7,200	64,152
Financials 0.2%
Commercial Banks 0.1%
CapitalSource, Inc.	1,800	8,622
Insurance 0.1%
Genworth Financial, Inc. "A"	400	5,536
Health Care 3.9%
Biotechnology 2.9%
Amylin Pharmaceuticals, Inc.	2,400	43,152
Human Genome Sciences, Inc.	2,600	68,822
United Therapeutics Corp.	500	29,785
Vertex Pharmaceuticals, Inc.	1,400	53,760

		195,519
Health Care Technology 0.4%
Allscripts-Misys Healthcare Solutions, Inc.	300	4,938
athenahealth, Inc.	500	19,670

		24,608
Pharmaceuticals 0.6%
Elan Corp. PLC (ADR)	2,100	15,645
Jazz Pharmaceuticals, Inc.	2,800	26,320

		41,965
Industrials 4.8%
Aerospace & Defense 0.7%
Spirit AeroSystems Holdings, Inc. "A"	2,300	49,335
Airlines 1.4%
Continental Airlines, Inc. "B"	900	16,551
Southwest Airlines Co.	500	5,665
US Airways Group, Inc.	13,100	69,561

		91,777
Commercial Services & Supplies 0.9%
Republic Services, Inc.	2,400	64,296
Machinery 0.6%
PACCAR, Inc.	800	28,824
Wabtec Corp.	300	11,499

		40,323
Professional Services 1.0%
Monster Worldwide, Inc.	4,400	68,596
Trading Companies & Distributors 0.2%
GATX Corp.	400	10,488
Information Technology 2.8%
Communications Equipment 0.8%
Brocade Communications Systems, Inc.	8,300	57,021
Semiconductors & Semiconductor Equipment 2.0%
Lam Research Corp.	1,600	52,816
MEMC Electronic Materials, Inc.	5,000	62,900
Veeco Instruments, Inc.	500	15,910

		131,626
Materials 2.8%
Chemicals 0.4%
Calgon Carbon Corp.	2,200	29,458
Construction Materials 0.7%
Martin Marietta Materials, Inc.	600	47,508
Metals & Mining 1.7%
Royal Gold, Inc.	400	17,048
RTI International Metals, Inc.	2,700	66,825
United States Steel Corp.	700	31,101

		114,974
Telecommunication Services 0.6%
Wireless Telecommunication Services
SBA Communications Corp. "A"	1,200	39,708
Utilities 0.2%
Gas Utilities
EQT Corp.	300	13,206

Total Common Stocks Sold Short (Proceeds $1,356,253)		1,337,747

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Securities are pledged, in whole or in part, as collateral for short sales.
(b)	At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At January 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	3/19/2010	2	107,040	(4,765)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$8,362,774	$—	$—	$8,362,774
Short-Term Investments(d)	396,125	39,998	—	436,123
Total	$8,758,899	$39,998	$—	$8,798,897

Liabilities
Investments Sold Short, at Value(d)	$(1,337,747)	$—	$—	$(1,337,747)
Derivatives(e)	(4,765)	—	—	(4,765)
Total	$(1,342,512)	$—	$—	$(1,342,512)

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (4,765)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010